Liberty All-Star® Growth Fund	Schedule of Investments
March 31, 2020 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (97.15%)
COMMUNICATION SERVICES (4.57%)
Entertainment (0.80%)
Take-Two Interactive Software, Inc.(a)	13,000	$1,541,930

Interactive Media & Services (3.77%)
Alphabet, Inc., Class C(a)	2,568	2,986,096
Facebook, Inc., Class A(a)	16,580	2,765,544
Match Group, Inc.(a)(b)	22,923	1,513,835
		7,265,475
CONSUMER DISCRETIONARY (13.87%)
Distributors (0.92%)
Pool Corp.	9,000	1,770,930

Diversified Consumer Services (1.95%)
Chegg, Inc.(a)	104,926	3,754,252

Hotels, Restaurants & Leisure (2.07%)
Lindblad Expeditions Holdings, Inc.(a)	8,586	35,803
Planet Fitness, Inc., Class A(a)	31,704	1,543,985
Yum! Brands, Inc.	35,145	2,408,487
		3,988,275
Internet & Direct Marketing Retail (3.77%)
Amazon.com, Inc.(a)	1,979	3,858,496
Booking Holdings, Inc.(a)	1,498	2,015,289
Etsy, Inc.(a)	30,000	1,153,200
Wayfair, Inc., Class A(a)(b)	4,416	235,991
		7,262,976
Multiline Retail (0.83%)
Ollie's Bargain Outlet Holdings, Inc.(a)	34,397	1,593,957

Specialty Retail (2.38%)
Burlington Stores, Inc.(a)	9,500	1,505,370
TJX Cos., Inc.	39,251	1,876,591
Ulta Beauty, Inc.(a)	6,916	1,215,141
		4,597,102
Textiles, Apparel & Luxury Goods (1.95%)
Canada Goose Holdings, Inc.(a)(b)	36,421	724,414
NIKE, Inc., Class B	36,796	3,044,501
		3,768,915
CONSUMER STAPLES (2.22%)
Food Products (1.39%)
Lamb Weston Holdings, Inc.	21,000	1,199,100

See Notes to Schedule of Investments.
First Quarter Report (Unaudited) | March 31, 2020

Liberty All-Star® Growth Fund	Schedule of Investments
March 31, 2020 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Food Products (continued)
McCormick & Co., Inc.	10,500	$1,482,705
		2,681,805
Household Products (0.83%)
Church & Dwight Co., Inc.	25,000	1,604,500

ENERGY (0.04%)
Energy Equipment & Services (0.04%)
Solaris Oilfield Infrastructure, Inc., Class A	15,773	82,808

FINANCIALS (3.64%)
Banks (1.09%)
First Republic Bank	18,000	1,481,040
Signature Bank	7,612	611,929
		2,092,969
Capital Markets (1.69%)
Hamilton Lane, Inc., Class A	34,365	1,900,728
Raymond James Financial, Inc.	21,500	1,358,800
		3,259,528
Insurance (0.76%)
eHealth, Inc.(a)	7,794	1,097,551
Goosehead Insurance, Inc., Class A(a)	8,150	363,735
		1,461,286
Thrifts & Mortgage Finance (0.10%)
Axos Financial, Inc.(a)	10,710	194,172

HEALTH CARE (22.84%)
Biotechnology (2.64%)
ACADIA Pharmaceuticals, Inc.(a)	44,383	1,875,182
Portola Pharmaceuticals, Inc.(a)	13,646	97,296
Puma Biotechnology, Inc.(a)	95,209	803,564
Regeneron Pharmaceuticals, Inc.(a)	3,692	1,802,766
Ultragenyx Pharmaceutical, Inc.(a)	11,358	504,636
		5,083,444
Health Care Equipment & Supplies (12.13%)
Abbott Laboratories	27,996	2,209,164
Becton Dickinson and Co.	8,961	2,058,969
Cooper Cos., Inc.	6,000	1,654,020
Danaher Corp.	14,883	2,059,956
Glaukos Corp.(a)	49,246	1,519,732
Insulet Corp.(a)	17,609	2,917,459
Intuitive Surgical, Inc.(a)	4,075	2,017,981
Nevro Corp.(a)	37,385	3,737,752

See Notes to Schedule of Investments.
www.all-starfunds.com

Liberty All-Star® Growth Fund	Schedule of Investments
March 31, 2020 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
ResMed, Inc.	13,000	$1,914,770
STERIS PLC	12,500	1,749,625
Varian Medical Systems, Inc.(a)	15,000	1,539,900
		23,379,328
Health Care Providers & Services (3.66%)
PetIQ, Inc.(a)	50,263	1,167,610
Progyny, Inc.(a)(b)	81,055	1,717,555
UnitedHealth Group, Inc.	10,549	2,630,710
US Physical Therapy, Inc.	22,141	1,527,729
		7,043,604
Health Care Technology (0.50%)
Tabula Rasa HealthCare, Inc.(a)(b)	18,552	970,084

Life Sciences Tools & Services (3.30%)
Charles River Laboratories International, Inc.(a)	13,500	1,703,835
Illumina, Inc.(a)	8,195	2,238,219
Mettler-Toledo International, Inc.(a)	2,500	1,726,275
NeoGenomics, Inc.(a)	25,112	693,342
		6,361,671
Pharmaceuticals (0.61%)
Aerie Pharmaceuticals, Inc.(a)	9,649	130,261
Jazz Pharmaceuticals PLC(a)	10,500	1,047,270
		1,177,531
INDUSTRIALS (11.48%)
Aerospace & Defense (2.35%)
Huntington Ingalls Industries, Inc.	8,300	1,512,343
Kratos Defense & Security Solutions, Inc.(a)	89,322	1,236,217
Teledyne Technologies, Inc.(a)	6,000	1,783,620
		4,532,180
Air Freight & Logistics (0.17%)
XPO Logistics, Inc.(a)	6,663	324,821

Building Products (0.80%)
Lennox International, Inc.	8,500	1,545,215

Commercial Services & Supplies (3.07%)
Casella Waste Systems, Inc., Class A(a)	77,534	3,028,478
Cintas Corp.	8,000	1,385,760
Copart, Inc.(a)	22,000	1,507,440
		5,921,678

See Notes to Schedule of Investments.
First Quarter Report (Unaudited) | March 31, 2020

Liberty All-Star® Growth Fund	Schedule of Investments
March 31, 2020 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Electrical Equipment (0.94%)
Generac Holdings, Inc.(a)	19,500	$1,816,815

Machinery (1.82%)
IDEX Corp.	12,000	1,657,320
Middleby Corp.(a)	4,263	242,479
Xylem, Inc.	24,500	1,595,685
		3,495,484
Professional Services (0.92%)
IHS Markit, Ltd.	29,478	1,768,680

Trading Companies & Distributors (1.41%)
HD Supply Holdings, Inc.(a)	35,000	995,050
SiteOne Landscape Supply, Inc.(a)	23,337	1,718,070
		2,713,120
INFORMATION TECHNOLOGY (32.17%)
Communications Equipment (0.83%)
Ciena Corp.(a)	40,000	1,592,400

Electronic Equipment, Instruments & Components (1.94%)
Keysight Technologies, Inc.(a)	20,000	1,673,600
nLight, Inc.(a)	10,734	112,599
Novanta, Inc.(a)	5,960	476,085
Zebra Technologies Corp., Class A(a)	8,000	1,468,800
		3,731,084
IT Services (7.55%)
Akamai Technologies, Inc.(a)	15,000	1,372,350
Booz Allen Hamilton Holding Corp.	20,000	1,372,800
EPAM Systems, Inc.(a)	17,462	3,241,995
FleetCor Technologies, Inc.(a)	11,003	2,052,500
Genpact, Ltd.	45,000	1,314,000
PayPal Holdings, Inc.(a)	26,846	2,570,236
Visa, Inc., Class A	16,334	2,631,734
		14,555,615
Semiconductors & Semiconductor Equipment (3.69%)
Diodes, Inc.(a)	44,901	1,824,552
Impinj, Inc.(a)	21,784	364,011
Monolithic Power Systems, Inc.	11,500	1,925,790
Skyworks Solutions, Inc.	17,500	1,564,150
Xilinx, Inc.	18,373	1,431,991
		7,110,494
Software (18.16%)
Adobe, Inc.(a)	4,348	1,383,707

See Notes to Schedule of Investments.
www.all-starfunds.com

Liberty All-Star® Growth Fund	Schedule of Investments
March 31, 2020 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Software (continued)
Altair Engineering, Inc., Class A(a)(b)	8,830	$233,995
Autodesk, Inc.(a)	16,659	2,600,470
Avalara, Inc.(a)	21,715	1,619,939
Bill.Com Holdings, Inc.(a)	1,480	50,616
Ebix, Inc.	40,682	617,553
Everbridge, Inc.(a)	20,974	2,230,795
Globant SA(a)	12,673	1,113,703
HubSpot, Inc.(a)	8,442	1,124,390
Intuit, Inc.	8,367	1,924,410
LivePerson, Inc.(a)	3,475	79,056
Microsoft Corp.	22,756	3,588,849
Paycom Software, Inc.(a)	8,000	1,616,080
Paylocity Holding Corp.(a)	34,255	3,025,402
Pluralsight, Inc., Class A(a)(b)	30,766	337,811
Qualys, Inc.(a)	22,000	1,913,780
Rapid7, Inc.(a)	37,114	1,608,150
salesforce.com, Inc.(a)	18,554	2,671,405
SPS Commerce, Inc.(a)	33,328	1,550,085
Synopsys, Inc.(a)	15,000	1,931,850
Telaria, Inc.(a)	380	2,280
Trade Desk, Inc., Class A(a)	8,485	1,637,605
Workday, Inc., Class A(a)	15,679	2,041,719
Zuora, Inc., Class A(a)	13,151	105,865
		35,009,515
MATERIALS (2.57%)
Chemicals (1.64%)
Ecolab, Inc.	11,361	1,770,385
Linde PLC	8,074	1,396,802
		3,167,187
Containers & Packaging (0.93%)
Avery Dennison Corp.	17,500	1,782,725

REAL ESTATE (3.75%)
Equity Real Estate Investment Trusts (REITs) (1.94%)
Equinix, Inc.	3,282	2,049,839
Sun Communities, Inc.	13,500	1,685,475
		3,735,314

See Notes to Schedule of Investments.
First Quarter Report (Unaudited) | March 31, 2020

Liberty All-Star® Growth Fund	Schedule of Investments
March 31, 2020 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Real Estate Management & Development (1.81%)
FirstService Corp.	45,316	$3,494,770

TOTAL COMMON STOCKS
(COST OF $154,410,250)		187,233,639

SHORT TERM INVESTMENTS (6.04%)
MONEY MARKET FUND (3.12%)
State Street Institutional US Government Money Market Fund, 0.337%(c)
(COST OF $6,013,357)	6,013,357	6,013,357

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED (2.92%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%
(COST OF $5,632,054)	5,632,054	5,632,054

TOTAL SHORT TERM INVESTMENTS
(COST OF $11,645,411)		11,645,411

TOTAL INVESTMENTS (103.19%)
(COST OF $166,055,661)		198,879,050

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.19%)		(6,157,451)

NET ASSETS (100.00%)		$192,721,599

NET ASSET VALUE PER SHARE
(38,299,418 SHARES OUTSTANDING)		$5.03

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $5,261,306.
(c)	Rate reflects seven-day effective yield on March 31, 2020.

See Notes to Schedule of Investments.
www.all-starfunds.com

Liberty All-Star® Growth Fund	Notes to Schedule of Investments
March 31, 2020 (Unaudited)

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Cash collateral from securities lending activity is reinvested in the State Street Navigator Securities Lending Government Money Market Portfolio (“State Street Navigator”), a registered investment company under the Investment Company Act of 1940 (the “1940 Act”), which operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. Shares of registered investment companies are valued daily at that investment company’s net asset value per share.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Directors (the "Board"). When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the security will be valued by the Fund’s Valuation Committee, using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Fund’s net asset value include, but are not limited to: single issuer events such as corporate actions, reorganizations, mergers, spin-offs, liquidations, acquisitions and buyouts; corporate announcements on earnings or product offerings; regulatory news; and litigation and multiple issuer events such as governmental actions; natural disasters or armed conflicts that affect a country or a region; or significant market fluctuations. Potential significant events are monitored by the Advisor, ALPS Advisors, Inc. (the “Advisor”), Sub-Advisers and/or the Valuation Committee through independent reviews of market indicators, general news sources and communications from the Fund’s custodian. As of March 31, 2020, the Fund held no securities that were fair valued.

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Lending of Portfolio Securities

The Fund may lend its portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, State Street Bank & Trust Co. (“SSB”). The Fund will limit such lending to not more than 20% of the value of its total assets. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollar only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, or by irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of no less than 105% of the market value for all other securities. The collateral is maintained thereafter, at a market value equal to no less than 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

First Quarter Report (Unaudited) | March 31, 2020

Liberty All-Star® Growth Fund	Notes to Schedule of Investments
March 31, 2020 (Unaudited)

Any cash collateral received is reinvested in State Street Navigator. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Schedule of Investments as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities.

The following is a summary of the Fund’s securities lending positions and related cash and non-cash collateral received as of March 31, 2020:

Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
$5,261,306	$5,632,054	$ 190,961	$5,823,015

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

www.all-starfunds.com

Liberty All-Star® Growth Fund	Notes to Schedule of Investments
March 31, 2020 (Unaudited)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities that are valued based on unadjusted quoted prices in active markets are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in shares of registered investment companies are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$187,233,639	$–	$–	$187,233,639
Short Term Investments	11,645,411	–	–	11,645,411
Total	$198,879,050	$–	$–	$198,879,050

*	See Schedule of Investments for industry classifications.

The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

First Quarter Report (Unaudited) | March 31, 2020

Liberty All-Star® Growth Fund	Notes to Schedule of Investments
March 31, 2020 (Unaudited)

Results of Right Offering

On December 6, 2019, the Board of Directors of the Fund authorized and set the terms of an offering to the Fund’s shareholder of rights to purchase additional shares of the Fund. Record date shareholders at the close of business on February 7, 2020 were issued non-transferable rights entitling them to subscribe for one additional share for every five shares held (the “Primary Subscription”), with the right to subscribe for additional shares not subscribed for by others in the Primary Subscription. The offering commenced on February 12, 2020 and was temporarily suspended after the close of the New York Stock Exchange (“NYSE”) on March 9, 2020, recommencing March 10, 2020. The subscription period ended March 27, 2020 (the “Expiration Date”).

Shareholders exercised rights to purchase 3,094,412 shares at a subscription price of $4.34 per share for proceeds, net of estimated expenses of $240,000, of $13,189,748. The subscription price represents 95 percent of the average of the closing NYSE market price per share of common stock on the Expiration Date and the four preceding trading days.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Directors and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Maryland Statutes

By resolution of the Board of Directors, the Fund has opted into the Maryland Control Share Acquisition Act and the Maryland Business Combination Act. In general, the Maryland Control Share Acquisition Act provides that “control shares” of a Maryland corporation acquired in a control share acquisition may not be voted except to the extent approved by shareholders at a meeting by a vote of two-thirds of the votes entitled to be cast on the matter (excluding shares owned by the acquirer and by officers or directors who are employees of the corporation). “Control shares” are voting shares of stock which, if aggregated with all other shares of stock owned by the acquirer or in respect of which the acquirer is able to exercise or direct the exercise of voting power (except solely by virtue of a revocable proxy), would entitle the acquirer to exercise voting power in electing directors within certain statutorily defined ranges (one-tenth but less than one-third, one-third but less than a majority, and more than a majority of the voting power). In general, the Maryland Business Combination Act prohibits an interested shareholder (a shareholder that holds 10% or more of the voting power of the outstanding stock of the corporation) of a Maryland corporation from engaging in a business combination (generally defined to include a merger, consolidation, share exchange, sale of a substantial amount of assets, a transfer of the corporation’s securities and similar transactions to or with the interested shareholder or an entity affiliated with the interested shareholder) with the corporation for a period of five years after the most recent date on which the interested shareholder became an interested shareholder. At the time of adoption, March 19, 2009, the Board and the Fund were not aware of any shareholder that held control shares or that was an interested shareholder under the statutes.

www.all-starfunds.com